Matthews India Fund Annual Fund Operating Expenses - Matthews India Fund	Dec. 31, 2025
Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.26%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.14%